Pay vs Performance Disclosure uref_126327592 in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

We are required by SEC rules to disclose information regarding the relationship between “compensation actually paid” to our NEOs, including (i) Mr. Howard Lutnick, who served as our PEO from 2021 until February 18, 2025, and (ii) Mr. Gosin, who has served as our PEO since February 18, 2025, following Mr. Howard Lutnick’s departure, and the NEOs listed in the following table other than the PEO (the “non-PEO NEOs”), and the financial performance of the Company. The following table sets forth additional compensation information for our PEO and non-PEO NEOs during the periods described below along with total stockholder return (“TSR”), net income, and the “Company Selected Measure,” which we have selected as Total Revenues, each for fiscal years 2021, 2022, 2023, 2024 and 2025. The amounts set forth below under the headings “Compensation Actually Paid to PEO(s)” and “Average Compensation Actually Paid to Non-PEO NEOs” differ significantly from the Summary Compensation Table calculation of compensation, as well as from the way in which we and our Compensation Committee view annual compensation decisions, as discussed in the Compensation Discussion and Analysis. It does not reflect the amount of compensation actually realized or received by our NEOs during the applicable year. Footnote (5) below sets forth the adjustments from the Total Compensation for the PEOs and Average Total Compensation for the non-PEO NEOs reported in the Summary Compensation Table to arrive at the values presented for “compensation actually paid” for each of the fiscal years shown.

Year (a)		Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(s)(1)(5) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(2) (d)	Value of Initial Fixed $100
					Average Compensation Actually Paid to Non-PEO NEOs(2)(5) (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return(3) (g)	Net Income (in thousands) (h)	Total Revenues (in thousands)(4) (i)
2025	Barry Gosin	$2,688,848	$29,044,168	$2,417,949	$4,000,197	$149.59	$120.21	$155,446	$3,294,024
	Howard Lutnick	$5,929,612	$27,198,958
2024		$20,000,000	$20,137,500	$10,253,221	$14,516,085	$82.87	$79.69	$85,491	$2,738,502
2023		$20,000,000	$20,192,500	$16,862,912	$21,713,811	$54.93	$34.83	$62,375	$2,470,368
2022		$20,000,000	$20,263,064	$3,704,691	$3,683,250	$10.75	$12.34	$112,545	$2,705,527
2021		$35,025,000	$35,139,752	$5,281,796	$5,290,923	$157.32	$70.94	$978,134	$2,906,443

____________

(1)      The PEO was Mr. Howard Lutnick until February 18, 2025, when he stepped down following his confirmation by the United States Senate as the 41st Secretary of Commerce. Following Mr. Howard Lutnick’s departure, Mr. Gosin was appointed PEO.

          The amount reported for Mr. Howard Lutnick for 2021 includes $20,000,000 paid to Mr. Howard Lutnick in 2021 in connection with the Historical Lutnick Award which was approved by the Compensation Committee on December 27, 2021 in consideration of his success in managing certain aspects of the Company’s performance as its PEO and Chairman. The amount reported for Mr. Howard Lutnick for 2022-2024 includes $10,000,000 paid to Mr. Howard Lutnick for each respective year’s tranche of the Historical Lutnick Award. For further information on the Historical Lutnick Award, see “Compensation Discussion and Analysis — Historical Lutnick Award.”

          Additionally, average compensation actually paid to Mr. Lutnick’s award of exchange rights and shares of Class A common stock in January and early February before stepping down following his confirmation by the United States Senate as the 41st Secretary of Commerce. See “Compensation Discussion and Analysis — Transactions with and Modifications of Awards to Executive Officers.”

          Average compensation actually paid to Mr. Gosin includes (i) the $40,000,000 aggregate grant date fair value of Mr. Gosin’s award under the 2023 Gosin Employment Agreement which was presented in its totality in our Summary Compensation Table for calendar year 2023 in accordance with SEC rules but was attributed ratably by the Compensation Committee to Mr. Gosin’s compensation with respect to each of calendar years 2022, 2023, 2024 and 2025 and will vest over a schedule spanning calendar years 2023 through 2029, and (ii) the $20,000,000 aggregate grant date fair value of Mr. Gosin’s award under the 2024 Gosin Employment Agreement which was presented in its totality in our Summary Compensation Table for calendar year 2024 in accordance with SEC rules but was attributed ratably by the Compensation Committee to Mr. Gosin’s compensation with respect to each of calendar years 2025 and 2026 ($5,000,000 attributable to calendar year 2025 and $15,000,000 attributable to calendar year 2026). See “— Employment Agreements” for more information.

(2)      The non-PEO NEOs in fiscal years 2021, 2022, 2023, and 2024 consisted of Messrs. Gosin, Rispoli and Merkel and for 2025 consisted of Messrs. Rispoli, Merkel, and Alvarado. Average compensation actually paid to non-PEO NEOs in the table above includes (i) the $5,650,000 aggregate grant date fair value of Mr. Rispoli’s award under the Rispoli Employment Agreement which was presented in its totality in our Summary Compensation Table for calendar year 2022 in accordance with SEC rules but was attributed ratably by the Compensation Committee to Mr. Rispoli’s compensation with respect to each of calendar years 2022, 2023, 2024, 2025, and 2026, (ii) the $40,000,000 aggregate grant date fair value of Mr. Gosin’s award under the 2023 Gosin Employment Agreement which was presented in its totality in our Summary Compensation Table for calendar year 2023 in accordance with SEC rules but was attributed ratably by the Compensation Committee to Mr. Gosin’s compensation with respect to each of calendar years 2022, 2023, 2024 and 2025, and (iii) the $20,000,000 aggregate grant date fair value of Mr. Gosin’s award under the 2024 Gosin Employment Agreement which was presented in its totality in our Summary Compensation Table for calendar year 2024 in accordance with SEC rules but was attributed ratably by the Compensation Committee to Mr. Gosin’s compensation with respect to each of calendar years 2025 and 2026 ($5,000,000 attributable to calendar year 2025 and $15,000,000 attributable to calendar year 2026). See “— Employment Agreements” for more information.

(3)      The peer group consists of CBRE Group, Inc., Colliers International Group, Inc., Jones Lang LaSalle Incorporated, Savills plc and Cushman & Wakefield plc. The returns of the peer group companies have been weighted according to their U.S. dollar stock market capitalization for purposes of arriving at a peer group average. TSR is calculated as the cumulative total stockholder return, on a gross dividend reinvestment basis, of $100 invested in shares of each of the Company and the peer group invested on December 31, 2020.

(4)      The Company selected Total Revenues to be the most important financial performance measure that is not otherwise required to be disclosed in the table above used by the Company to link compensation actually paid to its NEOs for the most recently completed fiscal year to its performance. While Total Revenues was chosen for this table, our executive compensation programs use a balanced portfolio of measures to drive short and long-term objectives aligned with our strategy and stockholder interests as further described in our Compensation Discussion and Analysis above.

(5)      As noted in the tables below, for each year, “Compensation Actually Paid to PEO” in column (c) and “Average Compensation Actually Paid to Non-PEO NEOs” in column (e) reflect the following adjustments from Total Compensation amounts reported in the Summary Compensation Table (all amounts are averages for the non-PEO NEOs). As described in the footnotes to the Summary Compensation Table, these adjustments do not include Newmark Holdings units that were the subject of dollar-denominated awards under the Incentive Plan included in column (g) of the Summary Compensation Table at full notional value and not subsequently reportable as “Equity Awards.” Additionally, in the “Adjustments to Determine Compensation Actually Paid to PEO” table below, for 2025, adjustments for both Messrs. Howard Lutnick and Gosin are shown. For prior years in which Mr. Gosin did not serve as PEO, these rows are designated with an asterisk.

Company Selected Measure Name		total stockholder return
Named Executive Officers, Footnote		The non-PEO NEOs in fiscal years 2021, 2022, 2023, and 2024 consisted of Messrs. Gosin, Rispoli and Merkel and for 2025 consisted of Messrs. Rispoli, Merkel, and Alvarado. Average compensation actually paid to non-PEO NEOs in the table above includes (i) the $5,650,000 aggregate grant date fair value of Mr. Rispoli’s award under the Rispoli Employment Agreement which was presented in its totality in our Summary Compensation Table for calendar year 2022 in accordance with SEC rules but was attributed ratably by the Compensation Committee to Mr. Rispoli’s compensation with respect to each of calendar years 2022, 2023, 2024, 2025, and 2026, (ii) the $40,000,000 aggregate grant date fair value of Mr. Gosin’s award under the 2023 Gosin Employment Agreement which was presented in its totality in our Summary Compensation Table for calendar year 2023 in accordance with SEC rules but was attributed ratably by the Compensation Committee to Mr. Gosin’s compensation with respect to each of calendar years 2022, 2023, 2024 and 2025, and (iii) the $20,000,000 aggregate grant date fair value of Mr. Gosin’s award under the 2024 Gosin Employment Agreement which was presented in its totality in our Summary Compensation Table for calendar year 2024 in accordance with SEC rules but was attributed ratably by the Compensation Committee to Mr. Gosin’s compensation with respect to each of calendar years 2025 and 2026 ($5,000,000 attributable to calendar year 2025 and $15,000,000 attributable to calendar year 2026). See “— Employment Agreements” for more information.
Peer Group Issuers, Footnote		The peer group consists of CBRE Group, Inc., Colliers International Group, Inc., Jones Lang LaSalle Incorporated, Savills plc and Cushman & Wakefield plc. The returns of the peer group companies have been weighted according to their U.S. dollar stock market capitalization for purposes of arriving at a peer group average. TSR is calculated as the cumulative total stockholder return, on a gross dividend reinvestment basis, of $100 invested in shares of each of the Company and the peer group invested on December 31, 2020.
PEO Total Compensation Amount	[1]		$ 20,000,000	$ 20,000,000	$ 20,000,000	$ 35,025,000
PEO Actually Paid Compensation Amount	[1],[2]		20,137,500	20,192,500	20,263,064	35,139,752
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation Actually Paid to PEO		2025	2024	2023	2022	2021
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	• Barry Gosin	—	*	*	*	*
	• Howard Lutnick	—	—	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	• Barry Gosin	—	*	*	*	*
	• Howard Lutnick	—	—	—	—	—
Adjustments to Determine Compensation Actually Paid to PEO		2025	2024	2023	2022	2021
Deduction for amounts reported under the “Equity Awards” column in the Summary Compensation Table	• Barry Gosin	—	*	*	*	*
	• Howard Lutnick	$(5,792,686)	—	—	—	$(5,025,000)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	• Barry Gosin	—	*	*	*	*
	• Howard Lutnick	—	—	—	—	—
Increase/decrease for change in fair value from grant date of stock and option awards granted during year that are outstanding and unvested as of year-end	• Barry Gosin	—	*	*	*	*
	• Howard Lutnick	—	—	—	—	—
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	• Barry Gosin	$5,604,632	*	*	*	*
	• Howard Lutnick	—	—	—	—	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	• Barry Gosin	—	*	*	*	*
	• Howard Lutnick	$21,251,846	—	—	—	—
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end	• Barry Gosin	$19,708,586	*	*	*	*
	• Howard Lutnick	$5,792,686	—	—	—	$5,025,000
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year	• Barry Gosin	—	*	*	*	*
	• Howard Lutnick	—	—	—	—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	• Barry Gosin	$1,062,586	*	*	*	*
	• Howard Lutnick	$17,500	—	—	—	—
Total Adjustments	• Barry Gosin	$26,375,320	*	*	*	*
	• Howard Lutnick	$21,269,346	$137,500	$192,500	$263,064	$114,752

Non-PEO NEO Average Total Compensation Amount	[3]		10,253,221	16,862,912	3,704,691	5,281,796
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]		14,516,085	21,713,811	3,683,250	5,290,923
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Average Compensation Actually Paid to Non-PEO NEOs	2025	2024	2023	2022	2021
Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—	—	—
Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table	—	—	—	—	—
Deduction for amounts reported under the “Equity Awards” column in the Summary Compensation Table		$(6,666,667)	$(13,333,333)	$(1,883,333)	—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—		—	—
Increase for fair value of stock and option awards granted during the year that are outstanding and unvested as of year-end	—	—	16,778,558	$1,860,833	—
Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end	$923,474	$3,102,898	$733,258	—	—
Increase for fair value as of vesting date of stock and option awards granted and vested in the same year	$621,851	—	$645,924	—	—
Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during the year or at year-end	$34,744	$237,749	$(7,336)	—	—
Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during the year	—	—		—	—
Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year	$2,181	$351,596	$33,829	$1,059	$9,127
Total Adjustments	$1,582,249	$4,262,863	$4,850,899	$(21,441)	$9,127

Compensation Actually Paid vs. Total Shareholder Return

TSR.    The graphs below show the relationship between (1) “compensation actually paid” to our PEO and the average of “compensation actually paid” to our non-PEO NEOs and our cumulative TSR and (2) our cumulative TSR and peer group TSR, over the five fiscal years ended December 31, 2025.

Compensation Actually Paid vs. Net Income

Net Income.    The graph below shows the relationship between “compensation actually paid” to our PEO and the average of the “compensation actually paid” to our non-PEO NEOs and net income, as reported in our consolidated financial statements, over the five fiscal years ended December 31, 2025.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures Tabular List

The table below lists our most important performance measures, including the Company Selected Measure, used to link “compensation actually paid” for our NEOs to Company performance for the fiscal year ended December 31, 2025. The performance measures included in this table are not ranked by relative importance.

Performance Measures

Total Revenues
Pre-tax Adjusted Earnings
Origination and Mortgage Broker Market Share
Catalyst Transactions and Hires, Acquisitions, and Strategy Development
Fees from Management Services, Servicing, and Other
Retentive Compensation Considerations
Significant Client Transaction Volumes

Total Shareholder Return Amount			82.87	54.93	10.75	157.32
Peer Group Total Shareholder Return Amount	[4]		79.69	34.83	12.34	70.94
Net Income (Loss)			$ 85,491,000	$ 62,375,000	$ 112,545,000	$ 978,134,000
Company Selected Measure Amount	[5]		2,738,502	2,470,368	2,705,527	2,906,443
Measure:: 1
Pay vs Performance Disclosure
Name		Total Revenues
Measure:: 2
Pay vs Performance Disclosure
Name		Pre-tax Adjusted Earnings
Measure:: 3
Pay vs Performance Disclosure
Name		Origination and Mortgage Broker Market Share
Measure:: 4
Pay vs Performance Disclosure
Name		Catalyst Transactions and Hires, Acquisitions, and Strategy Development
Measure:: 5
Pay vs Performance Disclosure
Name		Fees from Management Services, Servicing, and Other
Measure:: 6
Pay vs Performance Disclosure
Name		Retentive Compensation Considerations
Measure:: 7
Pay vs Performance Disclosure
Name		Significant Client Transaction Volumes
Barry Gosin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	$ 2,688,848
PEO Actually Paid Compensation Amount	[1],[2]	29,044,168
Non-PEO NEO Average Total Compensation Amount	[3]	2,417,949
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	4,000,197
Total Shareholder Return Amount		149.59
Peer Group Total Shareholder Return Amount	[4]	120.21
Net Income (Loss)		$ 155,446,000
Company Selected Measure Amount	[5]	3,294,024
Howard Lutnick [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	$ 5,929,612
PEO Actually Paid Compensation Amount	[1],[2]	27,198,958
Howard Lutnick [Member] | Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Howard Lutnick [Member] | Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Barry Gosin [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		26,375,320
PEO | Barry Gosin [Member] | Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Barry Gosin [Member] | Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Barry Gosin [Member] | Deduction for amounts reported under the “Equity Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Barry Gosin [Member] | Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Barry Gosin [Member] | Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,604,632
PEO | Barry Gosin [Member] | Increase for fair value as of vesting date of stock and option awards granted and vested in the same year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Barry Gosin [Member] | Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,062,586
PEO | Barry Gosin [Member] | Increase/decrease for change in fair value from grant date of stock and option awards granted during year that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Barry Gosin [Member] | Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		19,708,586
PEO | Barry Gosin [Member] | Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Howard Lutnick [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		21,269,346	137,500	192,500	263,064	114,752
PEO | Howard Lutnick [Member] | Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Howard Lutnick [Member] | Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Howard Lutnick [Member] | Deduction for amounts reported under the “Equity Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,792,686)				(5,025,000)
PEO | Howard Lutnick [Member] | Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Howard Lutnick [Member] | Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Howard Lutnick [Member] | Increase for fair value as of vesting date of stock and option awards granted and vested in the same year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		21,251,846
PEO | Howard Lutnick [Member] | Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,500
PEO | Howard Lutnick [Member] | Increase/decrease for change in fair value from grant date of stock and option awards granted during year that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Howard Lutnick [Member] | Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during year or at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,792,686				5,025,000
PEO | Howard Lutnick [Member] | Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,582,249	4,262,863	4,850,899	(21,441)	9,127
Non-PEO NEO | Deduction for change in actuarial present value of accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase for aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Deduction for amounts reported under the “Equity Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase for fair value of stock and option awards granted during the year that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase/deduction for change in fair value as of year-end (from prior year-end) of stock and option awards granted in any prior year that were outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		923,474	3,102,898	733,258
Non-PEO NEO | Increase for fair value as of vesting date of stock and option awards granted and vested in the same year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		621,851		645,924
Non-PEO NEO | Increase/deduction for change in fair value as of vesting date (from prior year-end) of stock and option awards granted in any prior year for which all vesting conditions were satisfied during the year or at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		34,744	237,749	(7,336)
Non-PEO NEO | Deduction for fair value as of prior year-end of stock and option awards granted in any prior year that were forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase for dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in total compensation for the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 2,181	$ 351,596	$ 33,829	$ 1,059	$ 9,127

[1]	The PEO was Mr. Howard Lutnick until February 18, 2025, when he stepped down following his confirmation by the United States Senate as the 41st Secretary of Commerce. Following Mr. Howard Lutnick’s departure, Mr. Gosin was appointed PEO.

          The amount reported for Mr. Howard Lutnick for 2021 includes $20,000,000 paid to Mr. Howard Lutnick in 2021 in connection with the Historical Lutnick Award which was approved by the Compensation Committee on December 27, 2021 in consideration of his success in managing certain aspects of the Company’s performance as its PEO and Chairman. The amount reported for Mr. Howard Lutnick for 2022-2024 includes $10,000,000 paid to Mr. Howard Lutnick for each respective year’s tranche of the Historical Lutnick Award. For further information on the Historical Lutnick Award, see “Compensation Discussion and Analysis — Historical Lutnick Award.”

          Additionally, average compensation actually paid to Mr. Lutnick’s award of exchange rights and shares of Class A common stock in January and early February before stepping down following his confirmation by the United States Senate as the 41st Secretary of Commerce. See “Compensation Discussion and Analysis — Transactions with and Modifications of Awards to Executive Officers.”

          Average compensation actually paid to Mr. Gosin includes (i) the $40,000,000 aggregate grant date fair value of Mr. Gosin’s award under the 2023 Gosin Employment Agreement which was presented in its totality in our Summary Compensation Table for calendar year 2023 in accordance with SEC rules but was attributed ratably by the Compensation Committee to Mr. Gosin’s compensation with respect to each of calendar years 2022, 2023, 2024 and 2025 and will vest over a schedule spanning calendar years 2023 through 2029, and (ii) the $20,000,000 aggregate grant date fair value of Mr. Gosin’s award under the 2024 Gosin Employment Agreement which was presented in its totality in our Summary Compensation Table for calendar year 2024 in accordance with SEC rules but was attributed ratably by the Compensation Committee to Mr. Gosin’s compensation with respect to each of calendar years 2025 and 2026 ($5,000,000 attributable to calendar year 2025 and $15,000,000 attributable to calendar year 2026). See “— Employment Agreements” for more information.

[2]	As noted in the tables below, for each year, “Compensation Actually Paid to PEO” in column (c) and “Average Compensation Actually Paid to Non-PEO NEOs” in column (e) reflect the following adjustments from Total Compensation amounts reported in the Summary Compensation Table (all amounts are averages for the non-PEO NEOs). As described in the footnotes to the Summary Compensation Table, these adjustments do not include Newmark Holdings units that were the subject of dollar-denominated awards under the Incentive Plan included in column (g) of the Summary Compensation Table at full notional value and not subsequently reportable as “Equity Awards.” Additionally, in the “Adjustments to Determine Compensation Actually Paid to PEO” table below, for 2025, adjustments for both Messrs. Howard Lutnick and Gosin are shown. For prior years in which Mr. Gosin did not serve as PEO, these rows are designated with an asterisk.
[3]	The non-PEO NEOs in fiscal years 2021, 2022, 2023, and 2024 consisted of Messrs. Gosin, Rispoli and Merkel and for 2025 consisted of Messrs. Rispoli, Merkel, and Alvarado. Average compensation actually paid to non-PEO NEOs in the table above includes (i) the $5,650,000 aggregate grant date fair value of Mr. Rispoli’s award under the Rispoli Employment Agreement which was presented in its totality in our Summary Compensation Table for calendar year 2022 in accordance with SEC rules but was attributed ratably by the Compensation Committee to Mr. Rispoli’s compensation with respect to each of calendar years 2022, 2023, 2024, 2025, and 2026, (ii) the $40,000,000 aggregate grant date fair value of Mr. Gosin’s award under the 2023 Gosin Employment Agreement which was presented in its totality in our Summary Compensation Table for calendar year 2023 in accordance with SEC rules but was attributed ratably by the Compensation Committee to Mr. Gosin’s compensation with respect to each of calendar years 2022, 2023, 2024 and 2025, and (iii) the $20,000,000 aggregate grant date fair value of Mr. Gosin’s award under the 2024 Gosin Employment Agreement which was presented in its totality in our Summary Compensation Table for calendar year 2024 in accordance with SEC rules but was attributed ratably by the Compensation Committee to Mr. Gosin’s compensation with respect to each of calendar years 2025 and 2026 ($5,000,000 attributable to calendar year 2025 and $15,000,000 attributable to calendar year 2026). See “— Employment Agreements” for more information.
[4]	The peer group consists of CBRE Group, Inc., Colliers International Group, Inc., Jones Lang LaSalle Incorporated, Savills plc and Cushman & Wakefield plc. The returns of the peer group companies have been weighted according to their U.S. dollar stock market capitalization for purposes of arriving at a peer group average. TSR is calculated as the cumulative total stockholder return, on a gross dividend reinvestment basis, of $100 invested in shares of each of the Company and the peer group invested on December 31, 2020.
[5]	The Company selected Total Revenues to be the most important financial performance measure that is not otherwise required to be disclosed in the table above used by the Company to link compensation actually paid to its NEOs for the most recently completed fiscal year to its performance. While Total Revenues was chosen for this table, our executive compensation programs use a balanced portfolio of measures to drive short and long-term objectives aligned with our strategy and stockholder interests as further described in our Compensation Discussion and Analysis above.